Vessels - Vessel deliveries (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Increase through delivery of vessels			$ 346,000	$ 107,200
Payment to purchase property, plant and equipment		$ 13,800	258,311	126,842	$ 905,397
Debt outstanding			$ 2,767,193	$ 1,882,681
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel			107	77
STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel			5
Drydocked period for special survey			102 days
Drydock expenses incurred			$ 6,400
STI Lombard [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease, percentage of purchase price	90.00%
Payment to purchase property, plant and equipment	$ 53,100
ING Credit Facility [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Debt outstanding	$ 26,500		$ 109,800	$ 124,300